Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Securities (Details) (10-K) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Total potentially dilutive securities	9,699,242	5,489,861	7,456,578	1,419,070
Warrants to Purchase Shares of Common Stock [Member]
Total potentially dilutive securities	5,979,611	1,504,593	3,251,406	303,891
Convertible Notes [Member]
Total potentially dilutive securities		380,920		55,306
Series B Preferred Stock [Member]
Total potentially dilutive securities			3,275,407	262,500
Options to Purchase Shares of Common Stock [Member]
Total potentially dilutive securities	369,361	3,604,348	929,765	797,373